Annual Total Returns - FidelityIntermediateLong-TermandShort-TermTreasuryBondIndexFunds-ComboPRO - FidelityIntermediateLong-TermandShort-TermTreasuryBondIndexFunds-ComboPRO - Fidelity Long-Term Treasury Bond Index Fund - Fidelity Long-Term Treasury Bond Index Fund
Apr. 29, 2023
Bar Chart Table:
Annual Return 2013	(12.77%)
Annual Return 2014	25.43%
Annual Return 2015	(1.52%)
Annual Return 2016	1.12%
Annual Return 2017	8.59%
Annual Return 2018	(1.63%)
Annual Return 2019	14.22%
Annual Return 2020	17.81%
Annual Return 2021	(4.86%)
Annual Return 2022	(29.42%)